Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2019
24. Contingent liabilities and commitments
Contingent liabilities and commitments
	Barclays Bank Group
	2019	2018
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,006	15,046
Performance guarantees, acceptances and endorsements	6,771	4,348
Total contingent liabilities	23,777	19,394
Of which: Financial guarantees carried at fair value	43	4

Documentary credits and other short-term trade related transactions	1,291	1,741
Standby facilities, credit lines and other commitments	268,736	256,027
Total commitments	270,027	257,768
Of which: Loan commitments carried at fair value	17,660	11,703